SHARE-BASED COMPENSATION RESERVE (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Options And Warrants Reserve [Abstract]
Summary of Number of Share Options, Warrants, Other Than Equity Instruments Outstanding
As at June 30, 2026 and December 31, 2025, the Company had the following share options and restricted share units (“RSUs”) outstanding under the Amended and Restated 2020 Stock Incentive Plan (as defined in Note 14) and Founders’ Awards outstanding:

	June 30, 2026	December 31, 2025
Share options	1,317,536	1,137,079
RSUs	2,602,934	927,840
Total grants outstanding under Amended and Restated 2020 Stock Incentive Plan	3,920,470	2,064,919
Founders' Awards granted in 2021	4,056,770	4,056,770
Total grants and awards outstanding	7,977,240	6,121,689

Summary of Changes in Share Option and Warrants Reserve
Changes in the share-based compensation reserve are as follows:

	OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS	USD thousand
As at January 1, 2026	6,121,689	15,450
Share options expense	—	598
Share options granted	204,624	29
Share options forfeited	(2,917)	(7)
Share options expired	(21,250)	(96)
Restricted Share Units expense	—	1,736
Restricted Share Units granted	2,119,194	1,288
Restricted Share Units vested (1)	(256,443)	(3,105)
Restricted Share Units forfeited	(187,657)	(542)
As of June 30, 2026	7,977,240	15,351

As at January 1, 2025	5,834,519	10,624
Share options expense	—	874
Share options granted	28,340	15
Share options exercised (Note 14)	(36,857)	(98)
Share options expired	(2,500)	(13)
Restricted Share Units expense	—	952
Restricted Share Units granted	503,946	1,340
Restricted Share Units vested	(147,183)	(1,366)
Restricted Share Units forfeited	(30,569)	(94)
As of June 30, 2025	6,149,696	12,234
(1) During the six months ended June 30, 2026, 15,895 vested RSUs were used to settle employee taxes of $61.